Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2030 Portfolio - VIP Freedom 2030 Portfolio - Initial Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(0.24%)
Annual Return 2016	6.61%
Annual Return 2017	20.96%
Annual Return 2018	(7.78%)
Annual Return 2019	24.43%
Annual Return 2020	16.89%
Annual Return 2021	12.37%
Annual Return 2022	(16.87%)
Annual Return 2023	14.70%
Annual Return 2024	9.41%